SHARED BASED COMPENSATION AND WARRANTS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 01, 2021	Apr. 25, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Shared based compensation				$ 6,118		$ 11,686	$ 17,178	$ 7,735
Detachable Warrants [Member]
Class of Warrant or Right [Line Items]
Number of detachable warrants issued	200,000	200,000
Exercise price	$ 3.00	$ 5.00
Fair value of detachable warrants	$ 0
Stock price	$ 0.25
Exercise price	$ 3.00
Risk free rate	4.57%
Volatility	25.00%
Dividend rate	0.00%
Warrant term	10 years
Consultants And Financial Advisors [Member]
Class of Warrant or Right [Line Items]
Shares issued for compensation, shares							300,681	118,975
Shared based compensation							$ 115,000	$ 89,999
Chief Operating Officer [Member]
Class of Warrant or Right [Line Items]
Shares issued for compensation, shares							42,000	10,500